BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	For years ended December 31,
	2025	2024
Interest expenses from financial liabilities
Borrowings (note 23)	$9,387	$9,387
Accretion on deferred and contingent consideration (note 29)	10,326	9,182
Other finance costs
Accretion of environmental obligations (note 24)	4,335	4,387
Financing component of streaming arrangements (note 22)	26,527	6,641
Other interest expense	1,431	1,826
Foreign exchange	11,094	2,670
Borrowing costs capitalized(1)	(36,550)	(14,817)
Total finance costs	$26,550	$19,276
(1) Borrowing costs have been capitalized and allocated mostly to the development of Kurmuk, with an immaterial amount allocated to Sadiola Phase 1 expansion. The weighted average borrowing rate used for the capitalization was 10.4% for the year ended December 31, 2025 (2024 - 7%).

Convertible Debenture
Borrowings - January 1, 2024	$103,457
Change in fair value of debt	(7,101)
Borrowings - December 31, 2024	$96,356
Change in fair value of debt	57,956
Borrowings - December 31, 2025	$154,312